Fees Summary	Sep. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000,000
Previously Paid Amount	0
Total Fee Amount	50,922
Total Offset Amount	0
Net Fee	$ 50,922